UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
August 31, 2014
unaudited
Common stocks 93.86% Health care 17.10%	Shares	Value (000)
Amgen Inc.	20,167,700	$2,810,974
Novartis AG	27,587,054	2,474,586
Gilead Sciences, Inc.[1]	21,653,025	2,329,432
Bayer AG	12,457,929	1,670,466
AbbVie Inc.	22,671,700	1,253,292
St. Jude Medical, Inc.	8,644,800	567,012
Thermo Fisher Scientific Inc.	4,396,700	528,527
Alexion Pharmaceuticals, Inc.[1]	2,974,400	503,536
Teva Pharmaceutical Industries Ltd. (ADR)	8,452,000	443,899
Roche Holding AG	1,439,000	419,607
UCB SA	3,815,500	369,486
Stryker Corp.	3,581,000	298,333
UnitedHealth Group Inc.	3,401,800	294,868
Boston Scientific Corp.[1]	18,208,800	230,888
Grifols, SA, Class B, non-registered shares	4,523,040	178,826
Grifols, SA, Class B (ADR)	604,061	24,253
Aetna Inc.	2,415,000	198,344
ResMed Inc.	3,510,000	186,206
Sonic Healthcare Ltd.	7,365,000	121,269
Edwards Lifesciences Corp.[1]	1,030,000	102,238
Fisher & Paykel Healthcare Corp. Ltd.	20,839,600	89,248
Orion Oyj, Class B	1,896,358	74,378
Teleflex Inc.	649,000	71,053
GlaxoSmithKline PLC	2,111,000	51,675
		15,292,396
Financials 14.98%
Prudential PLC	42,379,500	1,020,167
HSBC Holdings PLC (HKD denominated)	48,258,976	520,882
HSBC Holdings PLC (GBP denominated)	20,476,231	221,639
UBS AG	41,262,786	739,813
Barclays PLC	180,210,500	671,502
Société Générale	12,791,989	648,034
AIA Group Ltd.	116,696,996	636,936
Link Real Estate Investment Trust	98,059,502	582,027
Aviva PLC	62,762,800	542,859
Siam Commercial Bank PCL	85,614,600	501,250
American International Group, Inc.	6,996,800	392,241
Credit Suisse Group AG	13,483,897	380,113
Mizuho Financial Group, Inc.	198,204,000	376,996
Goldman Sachs Group, Inc.	1,850,126	331,376
Industrial and Commercial Bank of China Ltd., Class H	480,362,535	318,587
China Construction Bank Corp., Class H	388,840,735	288,995
BNP Paribas SA	4,233,764	285,825
Bankia, SA1	143,925,000	278,370
Agricultural Bank of China, Class H	557,521,000	257,537
Deutsche Börse AG	3,464,600	246,325
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks Financials (continued)	Shares	Value (000)
UniCredit SpA	29,333,556	$227,017
HDFC Bank Ltd.	16,226,652	225,577
Crown Castle International Corp.	2,622,600	208,523
RSA Insurance Group PLC	26,889,307	204,542
BB&T Corp.	4,850,000	181,050
JPMorgan Chase & Co.	2,935,000	174,486
Woori Finance Holdings Co., Ltd.	12,625,314	171,210
Lloyds Banking Group PLC[1]	131,000,000	165,872
Sampo Oyj, Class A	3,329,974	163,772
Sun Hung Kai Properties Ltd.	10,766,166	163,367
CIT Group Inc.	3,405,000	163,304
Bank of China Ltd., Class H	325,662,000	151,274
Citigroup Inc.	2,750,000	142,037
Aberdeen Asset Management PLC	18,580,682	133,998
Wharf (Holdings) Ltd.	16,967,000	132,670
ING Groep NV, depository receipts[1]	9,625,000	132,348
Weyerhaeuser Co.	3,859,686	131,036
Progressive Corp.	4,995,000	124,975
Eurobank Ergasias SA1	290,445,482	123,267
Hang Seng Bank Ltd.	7,000,000	118,231
Principal Financial Group, Inc.	2,065,000	112,109
Starwood Property Trust, Inc.	4,275,000	101,959
HCP, Inc.	2,319,796	100,517
Samsung Card Co., Ltd.	2,000,000	96,159
Public Storage	517,300	90,621
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	5,820,800	87,661
KASIKORNBANK PCL, nonvoting depository receipts	11,588,000	81,631
Cheung Kong (Holdings) Ltd.	4,340,000	79,127
Svenska Handelsbanken AB, Class A	1,500,000	70,308
Henderson Land Development Co. Ltd.	10,390,050	68,842
Ascendas Real Estate Investment Trust	17,220,000	32,398
		13,401,362
Industrials 10.72%
ASSA ABLOY AB, Class B	16,312,507	824,115
Lockheed Martin Corp.	3,988,400	693,982
General Dynamics Corp.	4,471,300	551,088
Schneider Electric SE	6,086,719	514,409
VINCI, SA	7,263,441	474,804
Ryanair Holdings PLC (ADR)[1]	8,500,000	466,650
Jardine Matheson Holdings Ltd.	7,162,000	431,582
Nielsen NV	6,973,391	327,680
General Electric Co.	12,350,000	320,853
KONE Oyj, Class B	7,410,000	313,511
United Parcel Service, Inc., Class B	3,200,000	311,456
CSX Corp.	9,485,865	293,208
easyJet PLC	13,129,510	290,989
ComfortDelGro Corp. Ltd.[2]	135,100,000	271,487
Babcock International Group PLC	14,194,153	264,157
Emerson Electric Co.	3,960,000	253,519
Deutsche Post AG	7,475,000	244,415
Union Pacific Corp.	2,129,400	224,162
Singapore Technologies Engineering Ltd	76,260,000	223,459
PACCAR Inc	3,405,000	213,868
Bunzl PLC	7,326,600	200,207
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Waste Management, Inc.	4,200,000	$197,274
Danaher Corp.	2,500,000	191,525
Cummins Inc.	1,217,664	176,695
Qantas Airways Ltd.[1,2]	125,158,600	171,831
Bureau Veritas SA	7,033,476	167,089
AB Volvo, Class B	13,899,080	165,952
Rexel SA	7,723,710	153,751
BAE Systems PLC	13,675,000	101,049
Kühne + Nagel International AG	720,000	97,014
ITOCHU Corp.	7,535,000	95,776
Andritz AG	1,605,000	85,874
SGS SA	36,826	81,711
Norfolk Southern Corp.	712,000	76,184
Siemens AG	356,000	44,597
Capita PLC	2,006,000	40,862
United Technologies Corp.	300,000	32,394
Contax Participações SA, units	152,400	1,082
		9,590,261
Consumer discretionary 10.44%
Amazon.com, Inc.[1]	2,389,500	810,136
Toyota Motor Corp.	11,871,000	676,354
Home Depot, Inc.	6,764,800	632,509
DIRECTV[1]	6,504,396	562,305
General Motors Co.	14,652,347	509,902
Netflix, Inc.[1]	1,019,624	487,013
Volkswagen AG, nonvoting preferred	2,051,602	460,561
Comcast Corp., Class A	8,272,900	452,776
Kingfisher PLC	67,581,398	340,737
ProSiebenSat.1 Media AG	8,349,525	334,776
Nissan Motor Co., Ltd.	28,423,000	272,907
Renault SA	3,429,223	268,457
Intercontinental Hotels Group PLC	6,839,593	262,181
Whitbread PLC	3,596,208	262,034
Johnson Controls, Inc.	4,851,325	236,793
H & M Hennes & Mauritz AB, Class B	5,554,300	236,262
SJM Holdings Ltd.	91,615,000	230,514
YUM! Brands, Inc.	2,883,100	208,823
Daily Mail and General Trust PLC, Class A, nonvoting	13,740,000	197,995
Galaxy Entertainment Group Ltd.	26,272,000	197,971
Twenty-First Century Fox, Inc., Class A	5,318,200	188,371
Kering SA	883,598	187,212
NIKE, Inc., Class B	2,000,000	157,100
Sands China Ltd.	17,423,100	113,530
Wynn Resorts, Ltd.	517,800	99,873
MGM Resorts International[1]	4,042,000	98,908
adidas AG	1,286,500	96,420
William Hill PLC	15,971,511	92,803
MGM China Holdings Ltd.	27,670,000	91,578
Industria de Diseño Textil, SA	3,110,000	90,105
Daimler AG	1,089,000	89,059
Melco Crown Entertainment Ltd. (ADR)	3,125,584	88,641
RTL Group SA, non-registered shares	770,000	74,697
WPP PLC	2,661,200	55,799
Wynn Macau, Ltd.	14,418,000	55,253
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Darden Restaurants, Inc.	741,400	$35,083
Stella International Holdings Ltd.	10,024,500	27,551
Ladbrokes PLC	12,101,600	26,740
Darty PLC	16,230,500	22,432
		9,332,161
Information technology 9.54%
Google Inc., Class A1	1,037,629	604,274
Google Inc., Class C1	1,043,629	596,538
Samsung Electronics Co. Ltd.	812,850	989,257
Oracle Corp.	20,422,000	848,126
Texas Instruments Inc.	16,070,000	774,253
Apple Inc.	6,489,891	665,214
Motorola Solutions, Inc.	6,715,104	398,877
Delta Electronics, Inc.	51,958,873	365,045
Accenture PLC, Class A	4,125,000	334,373
STMicroelectronics NV	39,300,000	329,142
Baidu, Inc., Class A (ADR)[1]	1,352,800	290,203
Automatic Data Processing, Inc.	3,305,000	275,901
AAC Technologies Holdings Inc.	37,127,000	242,162
Murata Manufacturing Co., Ltd.	2,174,000	207,569
Western Union Co.	11,294,000	197,306
Hewlett-Packard Co.	5,175,000	196,650
Maxim Integrated Products, Inc.	5,723,000	176,783
Microsoft Corp.	3,650,000	165,820
Analog Devices, Inc.	2,970,186	151,836
Quanta Computer Inc.	50,388,595	142,279
Yahoo! Inc.[1]	3,423,798	131,850
SAP SE	1,336,000	103,922
Tata Consultancy Services Ltd.	2,426,146	100,850
Avago Technologies Ltd.	1,134,000	93,090
HOYA Corp.	2,763,000	89,294
Nintendo Co., Ltd.	540,000	59,841
		8,530,455
Consumer staples 7.46%
Altria Group, Inc.	41,262,800	1,777,601
Philip Morris International Inc.	16,709,200	1,429,973
Nestlé SA	8,454,443	656,151
Japan Tobacco Inc.	10,232,000	350,491
Imperial Tobacco Group PLC	7,797,000	340,044
Pernod Ricard SA	2,187,223	257,904
Wal-Mart de México, SAB de CV, Series V	81,092,946	220,767
Thai Beverage PCL	363,768,000	206,777
Tingyi (Cayman Islands) Holding Corp.	62,940,000	176,637
SABMiller PLC	2,864,000	157,998
Associated British Foods PLC	3,307,511	157,206
Lorillard, Inc.	2,460,000	146,862
British American Tobacco PLC	2,392,000	141,112
Coca-Cola Co.	2,893,800	120,729
Mondelez International, Inc.	3,000,000	108,570
ConAgra Foods, Inc.	2,869,610	92,401
Diageo PLC	3,100,000	91,376
Danone SA	1,248,646	87,185
Mead Johnson Nutrition Co.	770,000	73,612
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Kraft Foods Group, Inc.	787,166	$46,364
Treasury Wine Estates Ltd.	7,212,137	34,420
		6,674,180
Energy 5.69%
BP PLC	193,063,649	1,543,759
Royal Dutch Shell PLC, Class A (GBP denominated)	10,282,100	416,162
Royal Dutch Shell PLC, Class B	9,203,685	388,940
Royal Dutch Shell PLC, Class A (ADR)	897,500	72,671
Royal Dutch Shell PLC, Class A (EUR denominated)	1,686,000	68,088
Royal Dutch Shell PLC, Class B (ADR)	344,800	29,256
Eni SpA	20,775,300	518,110
Eni SpA (ADR)	253,148	12,622
BG Group PLC	21,628,145	431,410
EOG Resources, Inc.	2,786,000	306,126
Schlumberger Ltd.	2,200,000	241,208
Exxon Mobil Corp.	2,306,000	229,355
Devon Energy Corp.	2,475,000	186,664
Kinder Morgan, Inc.	4,000,000	161,040
ConocoPhillips	1,650,000	134,013
Husky Energy Inc.	3,456,000	105,209
CNOOC Ltd.	40,776,900	81,974
Canadian Natural Resources, Ltd.	1,776,400	77,424
Gazprom OJSC (ADR)	6,870,000	49,121
Apache Corp.	380,000	38,695
		5,091,847
Telecommunication services 5.49%
Verizon Communications Inc.	29,917,339	1,490,482
SoftBank Corp.	9,281,700	669,599
TeliaSonera AB	75,687,564	552,286
CenturyLink, Inc.	13,456,000	551,561
MTN Group Ltd.	13,182,000	297,892
OJSC Mobile TeleSystems (ADR)	15,734,680	290,305
T-Mobile US, Inc.[1]	9,629,500	289,655
Singapore Telecommunications Ltd.	89,868,810	279,885
Advanced Info Service PCL	34,466,400	225,532
Türk Telekomünikasyon AS, Class D	35,518,336	102,866
Intouch Holdings PCL	30,879,500	66,467
MegaFon OJSC (GDR)[3]	1,840,000	52,072
Total Access Communication PCL	12,331,500	42,083
		4,910,685
Utilities 4.69%
Fortum Oyj	42,761,997	1,073,174
National Grid PLC	71,678,919	1,069,790
PT Perusahaan Gas Negara (Persero) Tbk	894,267,000	443,407
Dominion Resources, Inc.	5,217,422	366,367
SSE PLC	11,234,273	283,116
Exelon Corp.	7,267,545	242,881
NextEra Energy, Inc.	2,181,952	214,813
EDP - Energias de Portugal, SA	41,729,317	201,994
Power Grid Corp. of India Ltd.	64,038,000	136,350
GDF SUEZ	3,372,030	83,053
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Power Assets Holdings Ltd.	6,169,500	$56,202
FirstEnergy Corp.	600,760	20,570
		4,191,717
Materials 2.96%
BASF SE	4,660,000	479,370
Praxair, Inc.	2,653,120	349,018
Amcor Ltd.	30,684,007	327,267
Rio Tinto PLC	5,402,300	288,207
ArcelorMittal	15,699,654	228,461
Syngenta AG	613,000	220,014
Akzo Nobel NV	2,837,000	200,512
Linde AG	959,000	189,831
Sherwin-Williams Co.	660,000	143,952
Celanese Corp., Series A	1,320,000	82,553
Koninklijke DSM NV	1,054,000	70,381
Dow Chemical Co.	1,250,000	66,937
		2,646,503
Miscellaneous 4.79%
Other common stocks in initial period of acquisition		4,283,527
Total common stocks (cost: $60,024,241,000)		83,945,094
Preferred securities 0.01% Financials 0.01%
Citigroup Inc. 7.875% preferred	122,000	3,323
Total preferred securities (cost: $3,050,000)		3,323
Convertible stocks 0.04% Industrials 0.02%
United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	20,203
Financials 0.02%
Bank of America Corp., Series L, 7.25% convertible preferred	13,000	15,223
Total convertible stocks (cost: $20,638,000)		35,426
Convertible bonds 0.08% Telecommunication services 0.04%	Principal amount (000)
Clearwire Corp. 8.25% convertible notes 2040[3]	$34,103	38,878
Financials 0.04%
Bank of Ireland 10.00% convertible notes 2016	€23,175	33,284
Total convertible bonds (cost: $64,750,000)		72,162
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Bonds, notes & other debt instruments 0.69% Corporate bonds & notes 0.52% Telecommunication services 0.18%	Principal amount (000)	Value (000)
Altice Finco SA, First Lien, 7.75% 2022[3]	$6,750	$7,189
América Móvil, SAB de CV 6.45% 2022	MXN63,350	4,854
América Móvil, SAB de CV 8.46% 2036	55,000	4,218
MTS International Funding Ltd. 8.625% 2020	$29,630	33,677
MTS International Funding Ltd. 8.625% 2020[3]	6,190	7,036
Numerical Group SA, First Lien, 6.00% 2022[3]	21,500	22,172
Numerical Group SA, First Lien, 6.25% 2024[3]	8,000	8,260
Sprint Nextel Corp. 9.125% 2017	27,750	31,704
Sprint Nextel Corp. 11.50% 2021	33,950	44,474
		163,584
Financials 0.16%
AXA SA 8.60% 2030	8,000	10,835
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[4]	£4,520	10,093
Developers Diversified Realty Corp. 7.875% 2020	$8,075	10,170
Discover Financial Services 10.25% 2019	4,334	5,628
ERP Operating LP 5.125% 2016	2,886	3,078
ERP Operating LP 5.75% 2017	2,055	2,302
HBOS PLC 6.75% 2018[3]	36,490	41,881
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[3,4]	30,300	33,254
Simon Property Group, LP 5.25% 2016	3,540	3,840
Simon Property Group, LP 6.10% 2016	860	926
Simon Property Group, LP 5.875% 2017	165	183
Simon Property Group, LP 6.125% 2018	890	1,030
Simon Property Group, LP 10.35% 2019	5,170	6,948
Standard Chartered Bank 6.40% 2017[3]	8,451	9,536
		139,704
Materials 0.11%
ArcelorMittal 4.25% 2015[4]	16,500	16,912
ArcelorMittal 4.25% 2015[4]	8,200	8,313
ArcelorMittal 10.35% 2019[4]	20,000	25,275
ArcelorMittal 6.75% 2022[4]	24,365	27,318
CRH America, Inc. 6.00% 2016	1,260	1,384
CRH America, Inc. 8.125% 2018	15,540	18,933
		98,135
Energy 0.05%
BP Capital Markets PLC 3.875% 2015	7,320	7,455
Gazprom OJSC 8.146% 2018	4,415	4,890
Gazprom OJSC 7.288% 2037	2,740	2,851
Gazprom OJSC, Series 9, 6.51% 2022	30,710	31,324
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,167
		47,687
Consumer discretionary 0.02%
Marks and Spencer Group PLC 6.25% 2017[3]	100	112
Marks and Spencer Group PLC 7.125% 2037[3]	15,550	18,732
		18,844
Total corporate bonds & notes		467,954
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.14% U.S. Treasury 0.14%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$67,700	$67,789
U.S. Treasury 0.375% 2016[5]	55,000	55,071
Total U.S. Treasury bonds & notes		122,860
Bonds & notes of governments outside the U.S. 0.03%
United Mexican States Government, Series M20, 10.00% 2024	MXN250,000	25,427
Total bonds, notes & other debt instruments (cost: $526,660,000)		616,241
Short-term securities 5.28%
ANZ New Zealand (International) Ltd. 0.17% due 9/29/2014[3]	$25,000	24,998
Australia & New Zealand Banking Group, Ltd. 0.16%—0.17% due 9/15/2014—9/16/2014[3]	90,030	90,026
Bank of Nova Scotia 0.17% due 12/16/2014—12/19/2014[3]	121,500	121,448
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.16% due 9/18/2014	50,000	49,996
Electricité de France 0.18% due 10/2/2014[3]	50,000	49,992
Fannie Mae 0.05%—0.16% due 9/2/2014—7/1/2015	1,204,474	1,204,230
Federal Farm Credit Banks 0.13% due 9/8/2014—10/14/2014	96,000	95,997
Federal Home Loan Bank 0.07%—0.16% due 9/2/2014—8/3/2015	1,493,700	1,493,385
Freddie Mac 0.06%—0.14% due 9/16/2014—4/15/2015	671,500	671,387
General Electric Capital Corp. 0.14%—0.21% due 10/10/2014—1/13/2015	84,200	84,169
GlaxoSmithKline Finance PLC 0.14% due 9/25/2014[3]	35,000	34,997
Kells Funding, LLC 0.23% due 10/3/2014[3]	50,000	49,993
Mitsubishi UFJ Trust and Banking Corp. 0.16%—0.20% due 10/7/2014—11/12/2014[3]	117,100	117,061
Mizuho Funding LLC 0.19%—0.21% due 10/20/2014—11/24/2014[3]	108,600	108,553
National Australia Funding (Delaware) Inc. 0.14% due 10/3/2014—10/6/2014[3]	77,900	77,892
Nordea Bank AB 0.16%—0.19% due 9/16/2014—12/23/2014[3]	162,000	161,948
Standard Chartered Bank 0.18% due 11/13/2014[3]	25,000	24,991
Sumitomo Mitsui Banking Corp. 0.15% due 9/9/2014—9/23/2014[3]	134,300	134,289
Svenska Handelsbanken Inc. 0.18% due 12/22/2014[3]	44,100	44,073
Toronto-Dominion Holdings USA Inc. 0.12% due 9/5/2014[3]	42,500	42,500
Total Capital SA 0.10% due 9/19/2014[3]	19,400	19,399
Toyota Motor Credit Corp. 0.16% due 10/30/2014	25,000	24,997
Total short-term securities (cost: $4,726,005,000)		4,726,321
Total investment securities 99.96% (cost: $65,365,344,000)		89,398,567
Other assets less liabilities 0.04%		35,372
Net assets 100.00%		$89,433,939
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $584,651,000 over the prior 12-month period.
			Contract amount		Unrealized (depreciation) appreciation at 8/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	9/12/2014	Barclays Bank PLC	$75,907	A$82,000	$(602)
Australian dollars	9/18/2014	UBS AG	$17,714	A$19,000	(6)
Euros	9/25/2014	Bank of America, N.A.	$112,623	€84,800	1,183
Japanese yen	9/4/2014	Bank of America, N.A.	$55,831	¥5,700,000	1,045
Japanese yen	9/16/2014	Bank of New York Mellon	$101,111	¥10,242,554	2,655
Swiss francs	9/15/2014	Citibank	$151,522	CHF135,100	4,228
					$8,503
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2014 (000)
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	$8,384	$271,487
Qantas Airways Ltd.[1]	125,158,600	—	—	125,158,600	—	171,831
					$8,384	$443,318
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,341,282,000, which represented 1.50% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $361,000, which represented less than .01% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital World Growth and Income Fund — Page 9 of 12

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Capital World Growth and Income Fund — Page 10 of 12

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$15,292,396	$—	$—	$15,292,396
Financials	13,401,362	—	—	13,401,362
Industrials	9,590,261	—	—	9,590,261
Consumer discretionary	9,332,161	—	—	9,332,161
Information technology	8,530,455	—	—	8,530,455
Consumer staples	6,674,180	—	—	6,674,180
Energy	5,091,847	—	—	5,091,847
Telecommunication services	4,910,685	—	—	4,910,685
Utilities	4,191,717	—	—	4,191,717
Materials	2,646,503	—	—	2,646,503
Miscellaneous	4,283,527	—	—	4,283,527
Preferred securities	3,323	—	—	3,323
Convertible stocks	15,223	20,203	—	35,426
Convertible bonds	—	72,162	—	72,162
Bonds, notes & other debt instruments	—	616,241	—	616,241
Short-term securities	—	4,726,321	—	4,726,321
Total	$83,963,640	$5,434,927	$—	$89,398,567
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$9,111	$—	$9,111
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(608)	—	(608)
Total	$—	$8,503	$—	$8,503
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,833,043
Gross unrealized depreciation on investment securities	(994,619)
Net unrealized appreciation on investment securities	23,838,424
Cost of investment securities	65,560,143
Capital World Growth and Income Fund — Page 11 of 12

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
CHF = Swiss francs
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-033-1014O-S42243	Capital World Growth and Income Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: October 29, 2014

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2014